Employee Benefit Plans - Weighted Assumptions Used in Other Postretirement Benefit Obligation (Details)	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%	3.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	3.75%